Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of amortization expense
Amortization Expense	$ 15.8	$ 12.8	$ 10.8